Commitments and contingencies (FY)- Additional Information (Details) - USD ($)		12 Months Ended
	Mar. 21, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Loss Contingencies [Line Items]
Rental expense under office and distribution facilities leases		$ 62,900,000	$ 62,500,000	$ 59,700,000
Other concentration risk		0
Minimum
Loss Contingencies [Line Items]
Remaining terms		1 year
Renewal option terms		1 year
Maximum
Loss Contingencies [Line Items]
Remaining terms		11 years
Renewal option terms		5 years
Supplier concentration risk | Purchases
Loss Contingencies [Line Items]
Percentage of pharmaceutical purchases from wholesaler		55.00%
Supplier concentration risk		1
Pending litigation | Anthem, Inc. v. Express Scripts, Inc. | Pricing concessions over remaining term of contract
Loss Contingencies [Line Items]
Loss Contingency, Damages Sought, Value	$ 13,000,000,000.0
Pending litigation | Anthem, Inc. v. Express Scripts, Inc. | Pricing concessions for one year following contract termination
Loss Contingencies [Line Items]
Loss Contingency, Damages Sought, Value	1,800,000,000.0
Pending litigation | Anthem, Inc. v. Express Scripts, Inc. | Damages for service issues
Loss Contingencies [Line Items]
Loss Contingency, Damages Sought, Value	$ 150,000,000.0